Deposit for Investment in Joint Venture (Details) - Dec. 06, 2024 $ in Millions	USD ($)	CNY (¥)
Deposit for investment in joint venture [Abstract]
Deposit for investment in joint venture	$ 32.9	¥ 239,979,300